long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions			12 Months Ended
	Feb. 11, 2021 USD ($)	Feb. 11, 2021 CAD ($)	Dec. 31, 2020 USD ($) $ / € item	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($) item	Dec. 31, 2019 CAD ($)
long-term debt
Maximum aggregate amount of credit facility					$ 2,250	$ 2,250
Long-term debt					20,288	18,474
Undrawn borrowing facilities					1,519	1,235
Interest obligations					$ 173	$ 160
Lease liabilities
long-term debt
Weighted average interest rate			4.45%		4.45%
TELUS International (Cda) Inc. credit facility
long-term debt
Maximum aggregate amount of credit facility			$ 1,700	$ 457
Undrawn borrowing facilities			$ 132	121
Number of financial ratio tests | item			2		2
Amount of net proceeds from sale of shares used to reduce the indebtedness	$ 500	$ 600
TELUS International (Cda) Inc. credit facility | Minimum
long-term debt
Operating cash flow to debt service ratio			1.50		1.50
TELUS International (Cda) Inc. credit facility | Maximum | First year
long-term debt
Leverage ratio			5.25		5.25
TELUS International (Cda) Inc. credit facility | Maximum | 2022
long-term debt
Leverage ratio			4.50		4.50
TELUS International (Cda) Inc. credit facility | Maximum | Thereafter
long-term debt
Leverage ratio			3.75		3.75
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
long-term debt
Fixed interest rate			0.65%		0.65%
Amortizing amount, convertible			$ 415
Derivative Exchange Rate | $ / €			1.0932
Revolving components
long-term debt
Maximum aggregate amount of credit facility			$ 850	350
Undrawn borrowing facilities			$ 132	121
Weighted average interest rate			2.90%		2.90%
Term loan components
long-term debt
Outstanding			$ 850	107
Weighted average interest rate			2.90%		2.90%
Percentage of principal advance required to be repaid each year of the term of the agreement			5.00%
Term loan components | Fixed interest rate
long-term debt
Interest obligations			$ 101
Fixed interest rate			2.64%		2.64%
Other
long-term debt
Fixed interest rate			3.35%		3.35%
Other lenders | TELUS International (Cda) Inc. credit facility
long-term debt
Outstanding			$ 1,428	336
Other lenders | Revolving components
long-term debt
Maximum aggregate amount of credit facility			230
Outstanding			653	229
Other lenders | Term loan components
long-term debt
Maximum aggregate amount of credit facility			250
Outstanding			775	107
TELUS Corporation | TELUS International (Cda) Inc. credit facility
long-term debt
Outstanding			140
TELUS Corporation | Revolving components
long-term debt
Maximum aggregate amount of credit facility			620	$ 350
Outstanding			$ 65
TELUS Corporation, share of lending, as a percent			7.50%	12.50%
TELUS Corporation | Term loan components
long-term debt
Maximum aggregate amount of credit facility			$ 600	$ 120
Outstanding			$ 75
TELUS Corporation, share of lending, as a percent			12.50%